UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     January 21, 2009

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      $61,551


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ACCURAY INC.                    COM                 004397105  516       100000   SH       SOLE                  0      0100000
BERKSHIRE HATHAWAY CL B         CL B                084670207  4657      1449     SH       SOLE                  0      01449
CISCO SYSTEMS, INC.             COM                 17275r102  185       11354    SH       SOLE                  0      011354
DOW CHEMICAL CO                 COM                 260543103  1146      75965    SH       SOLE                  0      075965
EMC CORPORATION MASS            COM                 268648102  1750      167130   SH       SOLE                  0      0167130
ENI S.P.A SPON ADR              SPONSORED ADR       26874r108  3951      82630    SH       SOLE                  0      082630
FAIRFAX FINANCIAL HLDGS         SUB VTG             303901102  7391      23581    SH       SOLE                  0      023581
GENERAL DYNAMICS CORP           COM                 369550108  3446      59840    SH       SOLE                  0      059840
GMX RESOURCES INC               COM                 38011m108  1683      66475    SH       SOLE                  0      066475
ISHARES BARCLYS TIPS BD         BARCLYS TIPS BD     464287176  944       9515     SH       SOLE                  0      09515
ISHARES MSCI EMERG MKTIDX       MSCI EMERG MKT      464287234  2498      100055   SH       SOLE                  0      0100055
ISHARES MSCI PAC EX JAP         MSCI PAC J IDX      464286665  3180      120670   SH       SOLE                  0      0120670
ISHARES RUSSELL MICRCP          RSSL MCRCP          464288869  2333      73235    SH       SOLE                  0      073235
ISHARES SILVER TRUST            ISHARES             46428q109  2236      199640   SH       SOLE                  0      0199640
JOHNSON & JOHNSON               COM                 478160104  4928      82366    SH       SOLE                  0      082366
KAYNE ANDERSON EN TOT RT        COM                 48660p104  228       19800    SH       SOLE                  0      019800
MKT VCTRS TR GOLD MINERS        GOLD MINER ETF      57060u100  3827      112950   SH       SOLE                  0      0112950
MEMC ELECTRONIC MATERIAL        COM                 552715104  989       69250    SH       SOLE                  0      069250
PHARMACEUTICAL PROD DEV         COM                 717124101  1490      51355    SH       SOLE                  0      051355
PORTFOLIO RECOVERY ASSOCS       COM                 73640q105  3003      88733    SH       SOLE                  0      088733
POWERSHARES DYN BIO & GEN       DYN BIOT & GEN      73935x856  1111      81000    SH       SOLE                  0      081000
SPDR GOLD TRUST                 GOLD SHS            78463v107  4138      47825    SH       SOLE                  0      047825
SUPERIOR ENERGY SERVICES        COM                 868157108  1421      89185    SH       SOLE                  0      089185
THE MOSAIC COMPANY              COM                 61945a107  2174      62845    SH       SOLE                  0      062845
VERIZON COMMUNICATIONS          COM                 92343v104  4934      145550   SH       SOLE                  0      0145550
WATERS CORPORATION              COM                 941848103  1409      38445    SH       SOLE                  0      038445
WISDOMTREE DREYFUS CHIN         CHINESE YUAN ETF    97717w182  523       21000    SH       SOLE                  0      021000
WISDOMTREE TRUST                JAPANESE YEN F      97717w224  633       22000    SH       SOLE                  0      022000

